SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	12 Months Ended
Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION	SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION

Consolidated Balance Sheets

Inventories consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Raw materials	$12,124	$17,337
Work-in-process	6,751	7,057
Finished goods	5,709	869
Total inventories	$24,584	$25,263

Property and equipment, net consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Land and buildings	$2,854	$2,854
Leasehold improvements	12,368	13,486
Software	26,355	27,889
Equipment, furniture and other	51,551	54,617
Total cost	93,128	98,846
Less: accumulated depreciation and amortization	(68,744)	(72,971)
Total property and equipment, net	$24,384	$25,874

Depreciation expense on property and equipment was $9.9 million, $11.7 million and $15.5 million in the years ended January 31, 2024, 2023, and 2022, respectively.

Prepaid expenses and other current assets consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Prepaid expenses	$26,701	$29,081
Deferred cost of revenue	1,451	2,347
Income tax receivables	4,249	7,028
Foreign currency forward contracts	1,792	288
Other	942	595
Total prepaid expenses and other current assets	$35,135	$39,339

Other assets consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Long-term restricted cash and time deposits	$137	$203
Capitalized software development costs, net	8,370	9,706
Deferred commissions	2,567	2,339
Long-term deferred cost of revenue	390	127
Long-term security deposits	132	6
Noncontrolling investments accounted under ASC 321	7,186	7,046
Other	353	534
Total other assets	$19,135	$19,961

Accrued expenses and other current liabilities consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Compensation and benefits	$45,476	$38,253
Distributor and agent commissions	9,630	10,345
Operating lease obligations - current portion	5,413	6,604
Income taxes	3,428	3,121
Taxes other than income taxes	8,447	12,720
Fair value of derivatives - current portion	223	1,592
Other	3,209	5,662
Total accrued expenses and other current liabilities	$75,826	$78,297

Other liabilities consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Unrecognized tax benefits, including interest and penalties	$5,810	$9,563
Obligations for severance compensation	1,796	2,104
Total other liabilities	$7,606	$11,667
Consolidated Statements of Operations

Other income (expense), net consisted of the following for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Gain from business divestiture	$4,768	$5,764	$—
Gains on investments, net	$—	$1,660	$729
Foreign currency losses, net	$(846)	$(51)	$(3,140)
(Losses) gains on derivative financial instruments, net	$(330)	$(426)	$133
Other (expense) income, net	(677)	204	(403)
Total other income (expense), net	$2,915	$7,151	$(2,681)

Consolidated Statements of Cash Flows

The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
Cash paid for interest, including commitment fee	$663	$1,978	$470
Cash payments of income taxes, net	$6,766	11,284	8,232
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	$163	972	1,166
Extinguishment of liability with stocks	$3,856	—	2,514
Inventory transfers to property and equipment	$1,639	1,474	537